ANALYSIS OF OPERATING SEGMENTS - Statement of income (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Income
Interest income	$ 5,648.6	$ 18,356,636	$ 18,741,833	[2]	$ 17,546,970	[2]
Commission and fee income		5,453,382	5,202,125		4,879,187
Income from sales of goods and services	2,500.5	8,126,014	5,792,850	[2]	6,654,623	[2]
Participation in profit or loss associates and joint business		197,715	171,964		140,765
Dividends		71,487	50,439		28,027
Other Income		1,877,991	1,700,641		2,412,994
Total income		34,083,225	31,659,852		31,662,566
Expenses
Interest expense		7,484,841	8,227,699		8,392,405
Impairment loss on loan and other accounts receivable		4,149,972	4,119,334		3,004,184
Depreciations and amortizations		539,751	521,408		471,608
Commission and fee expense	188.9	613,763	623,114	[2]	619,528	[2]
Costs and expenses of sales goods and services	1,686.9	5,482,102	5,035,827	[2]	5,725,328	[2]
Administrative Expenses		4,640,460	4,513,148		4,409,199
Other expense		3,838,195	3,704,095		3,466,469
Income tax expense	661.5	2,149,590	1,752,794	[2]	2,056,909	[2]
Total Expenses		28,898,674	28,497,419		28,145,630
Net income for the year	$ 1,595.4	5,184,551	3,162,433	[2]	3,516,936	[2]
Banco de Bogota S.A.
Income
Interest income		11,136,903	11,241,897		10,481,965
Commission and fee income		4,394,989	4,187,221		3,957,774
Income from sales of goods and services		130,007	104,277		4,037
Participation in profit or loss associates and joint business		6,126	5,847		(4,275)
Dividends		4,855	1,321		1,779
Other Income		1,211,601	954,355		1,527,712
Total income		16,884,481	16,494,918		15,968,992
Expenses
Interest expense		4,328,845	4,594,100		4,568,469
Impairment loss on loan and other accounts receivable		2,610,893	2,459,293		1,897,902
Depreciations and amortizations		363,264	361,621		352,618
Commission and fee expense		362,810	351,073		347,612
Costs and expenses of sales goods and services		254,904	238,836		195,564
Administrative Expenses		3,171,147	3,035,346		2,943,832
Other expense		2,552,588	2,491,823		2,414,696
Income tax expense		950,042	970,207		1,150,393
Total Expenses		14,594,493	14,502,299		13,871,086
Net income for the year		3,131,213	2,132,951		4,432,025
Banco de Occidente S.A.
Income
Interest income		3,087,525	3,450,056		3,363,556
Commission and fee income		399,785	396,658		387,986
Income from sales of goods and services		65,916	62,294		56,109
Participation in profit or loss associates and joint business		2,688	2,402		(484)
Dividends		286	370		1,150
Other Income		152,866	194,155		233,645
Total income		3,709,066	4,105,935		4,041,962
Expenses
Interest expense		1,135,189	1,388,144		1,455,389
Impairment loss on loan and other accounts receivable		1,014,420	993,350		579,471
Depreciations and amortizations		77,174	69,255		64,252
Commission and fee expense		71,570	94,089		99,804
Costs and expenses of sales goods and services		242,943	206,532		195,894
Administrative Expenses		699,653	703,106		632,153
Other expense		418,471	390,812		363,398
Income tax expense		(35,454)	115,778		232,292
Total Expenses		3,623,966	3,961,066		3,622,653
Net income for the year		416,294	377,687		627,992
Banco Popular S.A.
Income
Interest income		2,192,941	2,196,753		2,042,878
Commission and fee income		245,721	224,233		219,717
Income from sales of goods and services		12,124	58,184		31,704
Participation in profit or loss associates and joint business		3,083	2,622		388
Dividends		2,314	1,991		3,112
Other Income		132,562	63,157		183,730
Total income		2,588,745	2,546,940		2,481,529
Expenses
Interest expense		850,707	977,441		995,070
Impairment loss on loan and other accounts receivable		186,622	258,926		229,948
Depreciations and amortizations		50,819	45,417		40,449
Commission and fee expense		89,515	86,228		83,857
Costs and expenses of sales goods and services		13,962	26,764		31,503
Administrative Expenses		564,289	520,204		501,664
Other expense		402,933	334,944		293,930
Income tax expense		152,923	108,914		151,365
Total Expenses		2,311,770	2,358,838		2,327,786
Net income for the year		354,961	205,694		181,075
Banco Comercial AV Villas S.A.
Income
Interest income		1,383,023	1,305,784		1,193,544
Commission and fee income		261,769	250,824		237,762
Participation in profit or loss associates and joint business		2,550	2,043		729
Dividends		1,399	1,514		2,941
Other Income		53,724	62,642		99,701
Total income		1,702,465	1,622,807		1,534,677
Expenses
Interest expense		370,015	423,069		451,224
Impairment loss on loan and other accounts receivable		297,265	327,833		236,434
Depreciations and amortizations		33,438	29,897		24,787
Commission and fee expense		107,759	108,572		98,738
Administrative Expenses		408,079	375,522		324,787
Other expense		190,005	180,186		158,243
Income tax expense		101,303	63,174		79,994
Total Expenses		1,507,864	1,508,253		1,374,207
Net income for the year		216,468	137,695		179,550
Corporacion Financiera Colombiana S.A.
Income
Interest income		556,068	547,028		442,398
Commission and fee income		77,936	95,086		63,763
Income from sales of goods and services		7,917,967	5,568,095		6,577,127
Participation in profit or loss associates and joint business		183,268	159,050		144,407
Dividends		62,633	45,243		18,973
Other Income		324,524	423,255		363,491
Total income		9,122,396	6,837,757		7,610,159
Expenses
Interest expense		781,037	852,501		947,603
Impairment loss on loan and other accounts receivable		40,772	79,932		59,176
Depreciations and amortizations		7,750	5,881		4,513
Commission and fee expense		13,322	10,772		8,970
Costs and expenses of sales goods and services		5,011,808	4,577,538		5,292,651
Administrative Expenses		95,338	119,271		138,626
Other expense		233,165	241,854		104,944
Income tax expense		908,261	440,043		381,647
Total Expenses		7,091,453	6,327,792		6,938,130
Net income for the year		2,068,518	563,553		671,337
All other segments
Income
Interest income		176	315		22,629
Commission and fee income		73,182	48,103		12,185
Income from sales of goods and services					(14,354)
Dividends					72
Other Income		2,714	3,077		4,715
Total income		76,072	51,495		25,247
Expenses
Interest expense		222,519	216,694		312,113
Impairment loss on loan and other accounts receivable					1,253
Depreciations and amortizations		7,306	9,337		997
Commission and fee expense		2,511	2,550		219
Costs and expenses of sales goods and services		(5,409)	(5,901)		(5,779)
Administrative Expenses		206,690	229,821		57,536
Other expense		(283,719)	(311,137)		(331,792)
Income tax expense		70,145	51,957		3,111
Total Expenses		220,043	193,321		37,658
Net income for the year		(9,616)	30,158		(12,411)
Operating segments [member] | Banco de Bogota S.A.
Income
Total income		17,725,706	16,635,250		18,303,111
Operating segments [member] | Banco de Occidente S.A.
Income
Total income		4,040,260	4,338,753		4,250,645
Operating segments [member] | Banco Popular S.A.
Income
Total income		2,666,731	2,564,532		2,508,861
Operating segments [member] | Banco Comercial AV Villas S.A.
Income
Total income		1,724,332	1,645,948		1,553,757
Operating segments [member] | Corporacion Financiera Colombiana S.A.
Income
Total income		9,159,971	6,891,345		7,609,467
Operating segments [member] | All other segments
Income
Total income		210,427	223,479		25,247
Elimination of intersegment amounts [member]
Income
Interest income		(105,575)	(142,946)		(305,600)
Commission and fee income		(123,877)	(124,008)		(22,853)
Income from sales of goods and services		(116,274)	(99,353)		(78,698)
Participation in profit or loss associates and joint business		(797,473)	(176,252)		(231,568)
Dividends		(27,488)	(17,819)		(46,573)
Other Income		(273,515)	(79,077)		(1,903,230)
Total income		(1,444,202)	(639,455)		(2,588,522)
Expenses
Interest expense		(203,471)	(224,250)		(337,463)
Depreciations and amortizations					(16,008)
Commission and fee expense		(33,724)	(30,170)		(19,672)
Costs and expenses of sales goods and services		(36,106)	(7,942)		15,495
Administrative Expenses		(504,736)	(470,122)		(189,399)
Other expense		324,752	375,613		463,050
Income tax expense		2,370	2,721		58,107
Total Expenses		(450,915)	(354,150)		(25,890)
Net income for the year		(993,287)	(285,305)		(2,562,632)
Elimination of intersegment amounts [member] | Banco de Bogota S.A.
Income
Interest income		(58,463)	(72,910)		(219,995)
Commission and fee income		(5,977)	(2,988)		(900)
Income from sales of goods and services		(580)	(15)		(89,030)
Participation in profit or loss associates and joint business		(562,070)	(36,782)		(116,488)
Dividends		(12,894)	(3,101)
Other Income		(201,241)	(24,536)		(1,907,706)
Total income		(841,225)	(140,332)		(2,334,119)
Elimination of intersegment amounts [member] | Banco de Occidente S.A.
Income
Interest income		(10,971)	(1,818)		(2,893)
Commission and fee income		(9,395)	(5,171)		(4,386)
Income from sales of goods and services		(109,927)	(78,286)		(72,075)
Participation in profit or loss associates and joint business		(180,142)	(139,555)		(118,109)
Dividends		(2,414)	(5,494)		(20,336)
Other Income		(18,345)	(2,494)		9,116
Total income		(331,194)	(232,818)		(208,683)
Elimination of intersegment amounts [member] | Banco Popular S.A.
Income
Interest income		(3,681)	(1,047)		(848)
Commission and fee income		(6,760)	(4,133)		(2,282)
Participation in profit or loss associates and joint business		(57,340)	376		1,206
Dividends		(9,355)	(6,810)		(25,293)
Other Income		(850)	(5,978)		(115)
Total income		(77,986)	(17,592)		(27,332)
Elimination of intersegment amounts [member] | Banco Comercial AV Villas S.A.
Income
Interest income		(1,726)	(4,797)		(6,223)
Commission and fee income		(19,992)	(15,065)		(13,170)
Participation in profit or loss associates and joint business		3,230	(132)		1,923
Dividends		(1,614)	(1,170)
Other Income		(1,765)	(1,977)		(1,610)
Total income		(21,867)	(23,141)		(19,080)
Elimination of intersegment amounts [member] | Corporacion Financiera Colombiana S.A.
Income
Interest income		(30,590)	(62,097)		(75,641)
Commission and fee income		(1,350)	(1,339)		(2,115)
Income from sales of goods and services		(5,767)	(6,992)		82,407
Participation in profit or loss associates and joint business		(1,151)	(159)		(100)
Dividends		(1,211)	(1,244)		(944)
Other Income		2,494	18,243		(2,915)
Total income		(37,575)	(53,588)
Expenses
Total Expenses					$ 692
Elimination of intersegment amounts [member] | All other segments
Income
Interest income		(144)	(277)
Commission and fee income		(80,403)	(95,312)
Income from sales of goods and services			(14,060)
Other Income		(53,808)	(62,335)
Total income		$ (134,355)	$ (171,984)

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.